Omeclamox®-Pak, RediTrex® and Vibativ® (Tables)	12 Months Ended
Dec. 31, 2019
Business Combinations [Abstract]
Schedule of Business Acquisitions, by Acquisition
The following table summarizes the initial payments and consideration for the business combination:

Consideration:
Cash paid at closing	$20,000,000
Cash payment during early 2019	5,000,000
Fair value of contingent consideration - net sales royalty	9,182,000
Total consideration	$34,182,000

Schedule of Business Acquisitions by Acquisition, Contingent Consideration
The following table presents the changes in the Company's Level 3 contingent consideration liability that is measured at fair value on a recurring basis. The current and long-term portions of this liability are disclosed in Note 8. The contingent consideration earned and accrued in operating expenses is paid to the seller quarterly.

Contingent consideration liability
Balance at November 12, 2018	$9,034,000
Change in fair value of contingent consideration included in operating expenses	(40,000)
Contingent consideration earned and accrued in operating expenses	508,000
Balance at December 31, 2018	9,502,000
Adjustment to initial fair value of the contingent consideration liability	148,000
Cash payment of royalty during the period	(1,033,108)
Change in fair value of contingent consideration included in operating expenses	(804,167)
Contingent consideration earned and accrued in operating expenses	820,864
Balance at December 31, 2019	$8,633,589

Schedule of Recognized Identified Assets Acquired and Liabilities Assumed
The following table summarizes the allocation of the fair values of the assets acquired as of the acquisition date for Vibativ:

Finished goods inventory	$6,624,000
Work in process - unlabeled vials	3,970,000
Work in process - validation vials	1,827,000
Raw materials	9,129,000
Total inventory	$21,550,000

Intellectual property amortizable intangible assets	$11,750,000
Goodwill	882,000
Total intangibles and goodwill	$12,632,000
Total assets acquired	$34,182,000